Debt - Additional Information (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 USD ($)
Disclosure of detailed information about borrowings [line items]
Loss on debt repurchases	$ 26		$ 216
Notes Purchased [member]
Disclosure of detailed information about borrowings [line items]
Principal amount of notes repurchased		$ 1,000		$ 1,260
Cost of purchases		1,010		1,360
Loss on debt repurchases	$ 26		$ 216
3.0% notes due March 2019 [member]
Disclosure of detailed information about borrowings [line items]
Principal amount of notes repurchased				$ 278
Borrowings, interest rate			3.00%	3.00%
4.5% notes due January 2021 [member]
Disclosure of detailed information about borrowings [line items]
Principal amount of notes repurchased		$ 103		$ 280
Borrowings, interest rate	4.50%	4.50%	4.50%	4.50%
8.0% notes due June 2021 [member]
Disclosure of detailed information about borrowings [line items]
Principal amount of notes repurchased				$ 650
Borrowings, interest rate			8.00%	8.00%
Loss on write-off of prepayment Option			$ 75
4.75% notes due January 2022 [member]
Disclosure of detailed information about borrowings [line items]
Principal amount of notes repurchased		$ 471		$ 28
Borrowings, interest rate	4.75%	4.75%	4.75%	4.75%
3.75% notes due February 2023 [member]
Disclosure of detailed information about borrowings [line items]
Principal amount of notes repurchased		$ 426		$ 24
Borrowings, interest rate	3.75%	3.75%	3.75%	3.75%